Unpaid claims - Paid Claims (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Claims Development [Line Items]
Cumulative net paid claims	$ 1,448,865	$ 894,877	$ 511,459
2018 and prior
Claims Development [Line Items]
Cumulative net paid claims	549,647	550,974	$ 511,459
2019
Claims Development [Line Items]
Cumulative net paid claims	397,879	$ 343,903
2020
Claims Development [Line Items]
Cumulative net paid claims	$ 501,339